Stock-Based Compensation - Summary of Restricted Stock Units that were Granted in Connection with IPO and the Non-Vested Balance (Detail) - Prior Equity Plan [Member] - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning balance | shares	155,094
Vested and unissued | shares	(132,936)
Non-vested, Ending balance | shares	22,158
Weighted Average Grant Date Fair Value, Non-vested, Beginning balance | $ / shares	$ 12.00
Weighted Average Grant Date Fair Value, Vested and unissued | $ / shares	12.00
Weighted Average Grant Date Fair Value, Non-vested, Ending balance | $ / shares	$ 12.00